Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance Sheets [Abstract]
Common Stock, shares authorized	250,000,000	250,000,000	250,000,000
Common Stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares issued	43,407,278	42,799,278	16,091,909
Common Stock, Shares, outstanding	43,407,278	42,799,278	16,091,909
Short-term due to related party unamortized discount		$ 0	$ 0
Short-term debt unamortized discounts		$ 0	$ 45,421